FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 2) - Fair Value, Measurements, Nonrecurring [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Non-recurring fair value measurements
Impairment of proved oil and gas properties	$ 4,700	$ 24,500
Total non-recurring fair value measurements	4,700	24,500
Fair Value, Inputs, Level 1 [Member]
Non-recurring fair value measurements
Impairment of proved oil and gas properties	0	0
Total non-recurring fair value measurements	0	0
Fair Value, Inputs, Level 2 [Member]
Non-recurring fair value measurements
Impairment of proved oil and gas properties	0	0
Total non-recurring fair value measurements	0	0
Fair Value, Inputs, Level 3 [Member]
Non-recurring fair value measurements
Impairment of proved oil and gas properties	4,700	24,500
Total non-recurring fair value measurements	$ 4,700	$ 24,500